Accrued Expenses and Other Liabilitites (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll	$ 12,175	$ 9,954
Accrued interest	37,846	21,081
Accrued voyage expenses	10,289	8,717
Accrued running costs	23,022	13,270
Provision for losses on voyages in progress	1,893	801
Audit fees and related services	458	1,066
Accrued taxes	4,792	5,175
Professional fees	1,087	934
Dividends	3,081	0	0
Other accrued expenses	5,877	3,201
Other liability	6,800	0
Total accrued expenses	$ 107,320	$ 64,199